Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents	$ 3,216,540	$ 4,103,662	$ 116,472
Accounts receivable, net	10,029	12,795	26,389
Contract assets
Deferred costs			1,272,202
Other current assets	5,039,132	6,428,925	146,152
Inventories			1,730
Total current assets	8,439,280	10,766,834	1,656,030
Noncurrent assets
Property and equipment, net	34,771	44,361	58,065
Right-of-use assets	8,047	10,267	30,940
Investments at equity
Total noncurrent assets	42,818	54,628	89,005
TOTAL ASSETS	8,482,098	10,821,462	1,745,035
Current liabilities
Accruals and other payables	6,368	8,124	323,971
Bank loan, current	37,531	47,882	55,250
Lease liabilities, current	10,358	13,215	35,812
Total current liabilities	2,354,500	3,003,871	6,041,029
Noncurrent liabilities
Bank loan, non-current	112,750	143,847	163,728
Lease liabilities, non-current
Total noncurrent liabilities	112,750	143,847	163,728
TOTAL LIABILITIES	2,467,250	3,147,718	6,204,757
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid in capital	10,905,140	13,912,778	78,722
Accumulated deficit	(5,123,175)	(6,536,147)	(4,561,053)
Accumulated other comprehensive (loss) income	210,462	268,508	(1,594)
Total shareholders’ (deficit) equity	6,014,848	7,673,744	(4,459,722)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	8,482,098	10,821,462	1,745,035
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	7,576	9,666	5,264
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	14,845	18,939	18,939
Related Party [Member]
Current assets
Amount due from related parties	173,579	221,452	93,085
Current liabilities
Amount due to related parties	$ 2,300,243	$ 2,934,650	$ 5,625,996